Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Segmented Information [Abstract]
Schedule of Segmented Information

	Cannabis	Other	Total
	$	$	$
For the twelve months ended December 31, 2019
Sales	22,104,537	233,099	22,337,636
Interest revenue	806,829	146,048	952,877
Loss from operations	(22,241,287)	(28,770,438)	(51,011,725)
Net loss and comprehensive loss	(80,712,433)	(31,194,093)	(111,906,526)
Share of income from joint venture	19,591,697	-	19,591,697

For the twelve months ended December 31, 2018
Sales	2,087,299	23,104	2,110,403
Interest revenue	266,389	919,825	1,186,214
Loss from operations	(14,545,511)	(22,798,745)	(37,344,256)
Net loss and comprehensive loss	(8,819,226)	(22,164,182)	(30,983,408)
Share of income from joint venture	5,753,782	-	5,753,782

For the twelve months ended December 31, 2017
Sales	929,464	8,190	937,654
Interest revenue	65	161,453	161,518
Loss from operations	(2,749,660)	(6,347,771)	(9,097,431)
Net loss and comprehensive loss	(2,910,720)	(5,931,104)	(8,841,824)
Share of loss from joint venture	(322,578)	-	(322,578)